Schedule of Identifiable Assets and Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	R$ 29	R$ 3,687
Marketable securities	22
Credit operations	6,213
Other credits	98
Other receivables	3
Other credits, non-current	265
Property, plant and equipment and intangible assets	2,170
Investments	47
Liabilities
Deposits	(790)
Interfinancial relations	(2,457)
Other liabilities	(2,256)
Total fair value of identifiable net assets	3,344
Fair value of investment acquired	599
Acquisition price	769
Fair value of investment acquired	(599)
Goodwill	R$ 170